OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of other expenses, net
Other expenses, net are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Other expenses	18,257	11,830	30,249
Other income	(15,062)	(4,963)	(5,748)
Other expenses, net	3,195	6,867	24,501